Note 3 - Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of Disaggregation of Revenue from Contracts with Customers

The following table presents revenue disaggregated by type (in thousands):

	Year ended December 31,
	2022	2023	2024
Advertising	$187,434	$230,980	$293,448
Search	140,162	162,168	186,273
Technology licensing and other revenue	3,441	3,679	927
Total revenue	$331,037	$396,827	$480,648

The table below presents the revenue by customer location based on where the customer has its primary geographical presence, which usually is where its parent company is incorporated, but which is not necessarily an indication of where revenue-generating activities occur because the users of Opera’s products and services are located worldwide (in thousands):

	Year ended December 31,
	2022	2023	2024
United States	$172,288	$203,056	$256,009
Singapore	28,876	41,181	46,659
Nigeria	10,888	20,636	19,706
Russia	20,288	34,976	16,984
Other locations	98,696	96,978	141,290
Total revenue	$331,037	$396,827	$480,648
, as shown below (in thousands):

	Year ended December 31,
	2022	2023	2024
Customer group 1	$148,481	$168,428	$193,294

Disclosure of Transaction Price Allocated to Remaining Performance Obligations	The following table shows the amounts of remaining performance obligations under fixed-price long-term contracts, and the expected timing for recognition of revenue relative to the end of the reporting period (in thousands):

	As of December 31,
	2023	2024
In the first year	$8,773	$10,273
In the second year	10,273	10,068
In the third year	2,568	10,000
In the fourth year	—	10,000
In the fifth year	—	2,500
Total remaining performance obligations	$21,614	$42,841

Disclosure of Deferred Revenue

Deferred revenue represents short-term advances from customers of search and advertising services where the performance obligations are due to be fully satisfied during the next reporting period. The table below shows the movements in the balance of deferred revenue (in thousands):

	Year ended December 31,
	2023	2024
Deferred revenue as of January 1	$995	$10,272
Deferred during the year	10,272	5,441
Recognized as revenue during the year	(995)	(10,272)
Deferred revenue as of December 31	$10,272	$5,441